CONDENSED BALANCE SHEETS - USD ($)	Feb. 28, 2026	Dec. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash	$ 31,292,822		$ 1,301,928			$ 1,338,377		$ 717
Total current assets	31,502,013		1,464,825					1,144
Non-current assets
Restricted cash	140,960		0
Property, plant and equipment	283,594
Total assets	45,565,756		2,887,962					1,144
Current liabilities
Accounts payable and accrued liabilities	564,481		530,339					106,245
Total current liabilities	798,774		843,519					624,713
Total liabilities	5,604,094		898,605					624,713
Commitments and contingencies (Note 11)
Member's capital
Accumulated deficit	(7,785,119)		(6,280,689)					(1,020,057)
Total liabilities, mezzanine equity and stockholders' equity	$ 45,565,756		$ 2,887,962					$ 1,144
Oregon Energy LLC
Current assets
Cash		$ 1,733			$ 16,731		$ 6,063			$ 67,339
Prepaids and deposits		56,458			22,361					14,330
Total current assets		58,191			39,092					81,669
Non-current assets
Restricted cash		140,960			140,960					160,470
Property, plant and equipment		243,938			250,497					263,504
Total non-current assets		384,898			391,457					423,974
Total assets		443,089			430,549					505,643
Current liabilities
Accounts payable and accrued liabilities		1,568			7,115					76,290
Reclamation and environmental obligation										2,000
Total current liabilities		1,568			7,115					78,290
Total liabilities		1,568			7,115					78,290
Commitments and contingencies (Note 11)
Member's capital
Member's capital		13,876,079			13,872,938		13,833,842			13,723,074
Accumulated deficit		(13,434,558)			(13,449,504)					(13,295,721)
Total member's capital		441,521		$ 465,239	423,434		$ 472,116		$ 473,286	427,353	$ 550,067
Total liabilities, mezzanine equity and stockholders' equity		$ 443,089			$ 430,549					$ 505,643